Supplemental cash flow information	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Supplemental cash flow information [Text Block]

17. Supplemental cash flow information

The following table summarizes the changes in non-cash working capital for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
	$	$
Receivables and receivable due from related party	(4,628)	1,600
Prepaid expenses and deposits	(235)	(144)
Accounts payable and accrued liabilities	(2,322)	69
Change in non-cash working capital	(7,185)	1,525